Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Digital asset mining revenue			$ 242,842	$ 20,393
Total revenue	$ 163,972	$ 75,303	356,491	129,549
Cost of revenue	151,255	50,765	273,771	90,478
Gross profit	12,717	24,538	82,720	39,071
Gain (loss) from sales of digital assets	11,808	(16)	13,971	14
Impairment of digital assets	(150,213)	0	(204,198)	0
Impairment of goodwill and other intangibles	(790,753)	0	(790,753)	0
Losses on exchange or disposal of property, plant and equipment	(13,057)	(17)	(13,057)	(17)
Operating expenses:
Research and development	14,773	1,437	18,113	2,645
Sales and marketing	10,238	720	11,636	1,254
General and administrative	90,874	6,822	131,034	10,617
Total operating expenses	115,885	8,979	160,783	14,516
Operating (loss) income	(1,045,383)	15,526	(1,072,100)	24,552
Non-operating (income) expenses, net:
Loss on debt extinguishment	0	7,974	0	8,016
Interest expense, net	27,116	10,846	48,792	12,981
Fair value adjustment on convertible notes	(195,061)	0	190,976	0
Fair value adjustment on derivative warrant liabilities	(22,189)	0	(32,464)	0
Other non-operating expenses, net	3,876	2	3,519	2
Total non-operating (income) expenses, net	(186,258)	18,822	210,823	20,999
(Loss) income before income taxes	(859,125)	(3,296)	(1,282,923)	3,553
Income tax (benefit) expense	(48,650)	118	(6,244)	118
Net (loss) income	$ (810,475)	$ (3,414)	$ (1,276,679)	$ 3,435
Net (loss) income per share (Note 14):
Net (loss) income per share – basic (in dollars per share)	$ (2.49)	$ (0.02)	$ (4.04)	$ 0.02
Net (loss) income per share – diluted (in dollars per share)	$ (2.49)	$ (0.02)	$ (4.04)	$ 0.02
Weighted average shares outstanding:
Weighted average common shares outstanding - basic (in shares)	324,967	158,890	316,269	158,338
Weighted average common shares outstanding - diluted (in shares)	324,967	158,890	316,269	177,342
Equipment Sales, Customers
Revenue:
Revenue from customers and related parties	$ 3,507	$ 36,457	$ 3,923	$ 60,499
Hosting Service
Revenue:
Cost of revenue	43,644	17,550	74,875	29,379
Hosting Service, Customers
Revenue:
Revenue from customers and related parties	31,338	11,895	58,676	20,251
Equipment Sales, Related Parties
Revenue:
Revenue from customers and related parties	11,687	9,519	37,576	17,403
Hosting Service, Related Parties
Revenue:
Revenue from customers and related parties	7,598	6,667	13,474	11,003
Equipment Sales
Revenue:
Cost of revenue	13,541	31,100	36,076	57,331
Digital asset mining
Revenue:
Digital asset mining revenue	109,842	10,765	242,842	20,393
Cost of revenue	$ 94,070	$ 2,115	$ 162,820	$ 3,768